Mineral Property Interest (Tables)	12 Months Ended
Dec. 31, 2025
Mineral Property Interest [Abstract]
Schedule of mineral property interest [Table Text Block]
Canada
British Columbia
New Polaris
(Note 7(a)(i))
Acquisition Costs:
Balance, December 31, 2024	$3,921
Acquisition	12
Foreign currency translation adjustment	10
Balance, December 31, 2025	3,943

Deferred Exploration Expenditures:
Balance, December 31, 2024	27,379
Additions:
Exploration:
Assays and sampling	5
Community engagement and social	716
Drilling	48
Environmental	2,639
Feasibility	531
General, administrative, sundry	6
Metallurgy	28
Rental and storage	31
Royalties	7
Salaries	350
Transportation	25
Foreign currency translation adjustment	1,574
Balance December 31, 2025	33,339

Mineral property interest:
Balance, December 31, 2025	$37,282

Canada
British Columbia
New Polaris
(Note 7(a)(i))
Acquisition Costs:
Balance, December 31, 2023	$3,927
Acquisition	12
Foreign currency translation adjustment	(18)
Balance, December 31, 2024	3,921

Deferred Exploration Expenditures:
Balance, December 31, 2023	23,581
Additions:
Exploration:
Assays and sampling	60
Community and social	233
Drilling	1,183
Environmental	1,339
Feasibility	1,310
Field, camp, supplies	535
General, administrative, sundry	46
Local labour	175
Machinery and equipment	62
Metallurgy	38
Recovery of taxes	(133)
Rental and storage	61
Salaries	698
Transportation	597
Utilities	4
Foreign currency translation adjustment	(2,410)
Balance December 31, 2024	27,379

Mineral property interest:
Balance, December 31, 2024	$31,300

Schedule of agreement with Getchell [Table Text Block]
	Cash		US$ equivalent in
			Getchell Shares

At signing of agreement	$100	(received in 2020)	$100	(received in 2020 with fair value of $104,600)
1st anniversary	100	(received in 2020)	200	(received in 2020 with fair value of $208,400)
2nd anniversary	100	(received in 2021)	300	(received in 2021 with fair value of $259,000)
3rd anniversary	100	(received in 2022)	400	(received in 2022 with fair value of $376,000)
4th anniversary	1,600	(received in 2023)	1,000	(received in 2023 with fair value of $1,192,000)
	$2,000		$2,000